Intangible Assets, net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, net

Note 6. Intangible Assets, net

Intangible assets subject to amortization consisted of the following (in thousands):

	September 30,	December 31,
	2025	2024
Internally developed capitalized software	$345	$274
Less: accumulated amortization	(153)	(87)
Total intangible assets, net	$192	$187

The Company recognized amortization expense related to capitalized software in the unaudited condensed consolidated interim statements of operations and comprehensive loss of $66.4 thousand and $42.4 thousand during the nine month ended September 30, 2025, and 2024, respectively.

Note 8. Intangible Assets, net

Intangible assets subject to amortization consisted of the following (in thousands):

	December 31,	December 31,
	2024	2023
Internally developed capitalized software	274	130
Less: accumulated amortization	(87)	(17)

Total intangible assets, net	187	113

The Company recognized amortization expense related to capitalized software in the consolidated statements of operations and comprehensive loss of $69.9 thousand and $11.2 thousand during the year ended December 31, 2024, and 2023, respectively.

As of December 31, 2024, the future estimated amortization expense is as follows:

For the Years Ending December 31,	Amortization Expense
2025	71
2026	68

For the Years Ending December 31,	Amortization Expense
2027	19
2028	—
2029	—
Thereafter	—
158